Intangible Assets - Summary of Intangible Assets (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of detailed information about intangible assets [line items]
Beginning balance		₨ 546,811.7
Write down of assets	$ (28.0)	(2,299.5)
Ending balance	6,470.6	531,691.8	₨ 546,811.7
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1,276,106.6	1,320,508.2
Additions		159,297.9	173,091.3
Capitalised product development		(66,872.2)	(114,076.0)
Write down of assets		(1,789.8)	(918.1)
Currency translation		33,255.8	9,905.3
Fully amortized not in use		(114,076.8)	(112,404.1)
Ending balance		1,285,921.5	1,276,106.6
Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(729,294.9)	(706,024.9)
Amortization for the year		(113,974.0)	(119,701.2)
Reversal for impairment loss			(0.2)
Currency translation		(25,037.5)	(15,972.7)
Fully amortized not in use		114,076.8	112,404.1
Ending balance		(754,229.7)	(729,294.9)
Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		546,811.7
Ending balance	$ 6,470.6	531,691.8	546,811.7
Software [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		96,958.7	95,999.6
Additions		6,676.0	2,731.4
Currency translation		2,687.4	(1,241.4)
Fully amortized not in use		(277.7)	(530.9)
Ending balance		106,044.4	96,958.7
Software [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(74,821.8)	(69,031.5)
Amortization for the year		(7,202.4)	(7,307.5)
Reversal for impairment loss			(0.2)
Currency translation		(2,350.3)	986.5
Fully amortized not in use		277.7	530.9
Ending balance		(84,096.8)	(74,821.8)
Software [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		22,136.9
Ending balance		21,947.6	22,136.9
Patents and technical know-how [member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		17,467.3	17,321.6
Additions		868.9	351.6
Currency translation		(79.4)	(205.9)
Fully amortized not in use		(2.1)
Ending balance		18,254.7	17,467.3
Patents and technical know-how [member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(16,316.2)	(16,123.9)
Amortization for the year		(246.2)	(393.2)
Currency translation		335.0	200.9
Fully amortized not in use		2.1
Ending balance		(16,225.3)	(16,316.2)
Patents and technical know-how [member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1,151.1
Ending balance		2,029.4	1,151.1
Customer related [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		6,538.4	6,627.8
Currency translation		129.3	(89.4)
Ending balance		6,667.7	6,538.4
Customer related [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(4,810.1)	(4,619.7)
Amortization for the year		(245.3)	(258.9)
Currency translation		(111.2)	68.5
Ending balance		(5,166.6)	(4,810.1)
Customer related [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1,728.3
Ending balance		1,501.1	1,728.3
Intellectual property rights and other intangibles [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		9,178.9	10,292.9
Additions			26.1
Currency translation		830.8	(912.2)
Fully amortized not in use			(227.9)
Ending balance		10,009.7	9,178.9
Intellectual property rights and other intangibles [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(3,822.3)	(3,962.1)
Amortization for the year		(286.7)	(315.7)
Currency translation		(705.8)	227.6
Fully amortized not in use			227.9
Ending balance		(4,814.8)	(3,822.3)
Intellectual property rights and other intangibles [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		5,356.6
Ending balance		5,194.9	5,356.6
Product development costs [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1,025,002.8	1,011,615.9
Additions		64,498.6	112,493.9
Currency translation		27,446.0	12,538.3
Fully amortized not in use		(113,797.0)	(111,645.3)
Ending balance		1,003,150.4	1,025,002.8
Product development costs [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(616,214.6)	(598,977.8)
Amortization for the year		(105,993.5)	(111,425.9)
Currency translation		(22,205.2)	(17,456.2)
Fully amortized not in use		113,797.0	111,645.3
Ending balance		(630,616.3)	(616,214.6)
Product development costs [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		408,788.2
Ending balance		372,534.1	408,788.2
Indefinite life trademarks and brands [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		55,966.1	55,966.1
Ending balance		55,966.1	55,966.1
Indefinite life trademarks and brands [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(13,309.9)	(13,309.9)
Ending balance		(13,309.9)	(13,309.9)
Indefinite life trademarks and brands [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		42,656.2
Ending balance		42,656.2	42,656.2
Intangible assets under development [member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		64,994.4	122,684.3
Additions		87,254.4	57,488.3
Capitalised product development		(66,872.2)	(114,076.0)
Write down of assets		(1,789.8)	(918.1)
Currency translation		2,241.7	(184.1)
Ending balance		85,828.5	64,994.4
Intangible assets under development [member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		64,994.4
Ending balance		₨ 85,828.5	₨ 64,994.4